Consolidated Balance Sheets - USD ($)	Sep. 30, 2022	Sep. 30, 2021
CURRENT ASSETS:
Cash and cash equivalent	$ 14,319,234	$ 10,467,357
Restricted cash	659,779	2,140,016
Accounts receivable, net	815,325	1,733,306
Bank acceptance notes receivable	2,585,886	11,722,096
Inventories, net	8,879,486	12,495,831
Advances to suppliers, net	1,215,105	1,380,925
Other current assets	1,559,174	425,622
TOTAL CURRENT ASSETS	30,033,989	40,365,153
Property and equipment, net	10,184,029	9,119,502
Intangible assets, net	1,726,928	1,927,933
Investment in available-for-sale securities	19,470,400	20,323,400
Long term investment	617,570	639,466
Operating lease right of use assets	86,584	118,154
Deferred tax assets	212,876	427,120
Prepayments for property and equipment	2,021,330	2,243,622
Other long term assets	172,911	188,913
TOTAL ASSETS	64,526,617	75,353,263
CURRENT LIABILITIES:
Bank loans	140,578
Accounts payable	5,289,481	6,643,691
Advance from customers	556,418	2,467,296
Advance from customers - related parties	0	17,318
Bank notes payable	1,531,649	7,867,018
Deferred government grants-current	121,542	351,567
Taxes payable	815,811	305,305
Operating lease liabilities, current	23,859	55,847
Accrued expenses and other payables	701,263	466,838
TOTAL CURRENT LIABILITIES	9,180,601	18,174,880
LONG TERM LIABILITIES
Non-current operating lease liabilities	72,537	106,180
Deferred government grants - noncurrent	309,943	403,745
TOTAL LIABILITIES	9,563,081	18,684,805
EQUITY:
Ordinary Shares, $0.00166667 par value, 100,000,000 shares authorized, 35,750,000 and 35,750,000 Ordinary Shares issued and outstanding as of September 30, 2022 and September 30, 2021 , respectively	59,583	59,583
Additional paid-in capital	36,410,931	36,390,931
Statutory Reserve	3,118,542	2,857,121
Retained earnings	15,509,177	14,693,905
Accumulated other comprehensive loss	(2,046,091)	857,066
Total shareholders' equity attributable to Qilian International	53,052,142	54,858,606
Noncontrolling interests	1,911,394	1,809,852
TOTAL EQUITY	54,963,536	56,668,458
TOTAL LIABILITIES AND EQUITY	$ 64,526,617	$ 75,353,263